EMPLOYEE RELATED LIABILITIES (Schedule of Assets Measured at Fair Value) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Mutual Funds
Total assets measured at fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Mutual Funds	16,652	12,543
Total assets measured at fair value	16,652	12,543
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Mutual Funds
Total assets measured at fair value